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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21734

                      PIMCO Global StockPLUS & Income Fund
               (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                               New York, NY 10019
                    (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: March 31

         Date of reporting period:  July 1, 2010 through June 30, 2011

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Item 1. Proxy Voting Record

Registrant Name : PIMCO Global StocksPLUS & Income Fund
Fund Name : PIMCO Global StocksPLUS & Income Fund


The fund did not vote proxies relating to portfolio securities during the period covered by this report.

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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 PIMCO Global StockPLUS & Income Fund

By (Signature and Title)*:    /s/ Brian Shlissel
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                              Name: Brian Shlissel
                              Title: President and Chief Executive Officer

Date: August 29, 2011

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*  Print  the name and title of each signing officer under his or her signature.